Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GABELLI NEXTSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jan. 26, 2018
Gabelli Equity Income NextShares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GABELLI EQUITY INCOME NEXTSHARES (the “Gabelli Equity Income Fund” or the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks a high level of total return on its assets with an emphasis on income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. As the Fund is new, it does not have any portfolio turnover as of the date of this prospectus.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the first year of operations.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods shown and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same (taking into account the expense limitation for one year). Investors may pay brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the example. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will seek to achieve its investment objective through a combination of capital appreciation and current income by investing, under normal market conditions, at least 80% of its net assets, plus borrowings for investment purposes, in income producing equity securities. Income producing equity securities include, for example, common stock and preferred stock. In making stock selections, the Adviser looks for securities that have a better yield than the average of the Standard and Poor’s 500 Index (the “S&P 500 Index”), as well as capital gains potential. And in addition, the Adviser’s investment philosophy with respect to equity securities is to identify assets that are selling in the public market at a discount to their private market value (“PMV”). The Adviser defines PMV as the value informed purchasers are willing to pay to acquire assets with similar characteristics.

In selecting investments for the Fund, the Adviser focuses on issuers that:
  have strong free cash flow and pay regular dividends
  have potential for long term earnings per share growth
  may be subject to a value catalyst, such as industry developments, regulatory changes, changes in management, sale or spin-off of a division, or the development of a profitable new business are well managed
  will benefit from sustainable long term economic dynamics, such as globalization of an issuer’s industry or an issuer’s increased focus on productivity or enhancement of services.
The Adviser also believes preferred stock of selected companies offer opportunities for capital appreciation as well as periodic income and may invest a portion of the Fund’s assets in such securities. This is particularly true in the case of companies that have performed below expectations. If a company’s performance has been poor enough, its preferred stock will trade more like common stock than like a fixed income security and may result in above average appreciation if performance improves. This leads to the possibility of capital appreciation if the price of the common stock recovers.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You may want to invest in the Fund if:
  you are a long term investor
  you are seeking income as well as capital appreciation
The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell Fund shares, they may be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:
  Contingent Pricing Risk.    Trading prices of Fund shares are directly linked to the Fund’s next-computed NAV, which is normally determined as of the close of regular market trading each business day. Buyers and sellers of shares will not know the value of their purchases and sales until the Fund’s NAV is determined at the end of the trading day. Like mutual funds, the Fund does not offer opportunities to transact intraday at currently (versus end of day) determined prices. Trade prices are contingent upon the determination of NAV and may vary significantly from anticipated levels (including estimates based on intraday indicative values disseminated by the Fund) during periods of market volatility. Although limit orders can be used to control differences in trade prices versus NAV, they cannot be used to control or limit trade execution prices.
  Equity Risk.    Equity risk is the risk that the prices of the securities held by the Fund will fluctuate, sometimes rapidly and unpredictably, due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances. Holders of equity securities only have rights to value in the company only after all issuer debts have been paid and they could lose their entire investment in a company that encounters financial difficulty.
  Management Risk.    If the Adviser is incorrect in its assessment of the investment prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
  Market Trading Risk.    Individual Fund shares may be purchased and sold only on a national securities exchange or alternative trading system through a broker-dealer, and may not be directly purchased or redeemed from the Fund. There can be no guarantee that an active trading market for shares will develop or be maintained, or that their listing will continue unchanged. Buying and selling shares may require you to pay brokerage commissions and expose you to other trading costs. Due to brokerage commissions and other transaction costs that may apply, frequent trading may detract from realized investment returns. Trading prices of shares may be above, at, or below the Fund’s NAV, will fluctuate in relation to NAV based on supply and demand in the market for shares and other factors, and may vary significantly from NAV during periods of market volatility. The return on your investment will be reduced if you sell shares at a greater discount or narrower premium to NAV than when you acquired shares.
  New Fund Risk.    The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.
  Preferred Stock Risk.    Preferred stocks are susceptible to general market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The dividend on a preferred stock may be changed or omitted by the issuer, and participation in the growth of an issuer may be limited.
  Value Investing Risk.    The Fund invests in “value” stocks. Value investing refers to buying securities that the Adviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. From time to time, “value” investing falls out of favor with investors. During those periods, the Fund’s relative performance may suffer.

Risk Lose Money [Text]	rr_RiskLoseMoney	Your investment in the Fund is not guaranteed; you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet commenced operations and, therefore, performance information is not yet available. Performance information will be available after the Fund has been in operation for one calendar year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and, therefore, performance information is not yet available. Performance information will be available after the Fund has been in operation for one calendar year.
Gabelli Equity Income NextShares | Gabelli Equity Income NextShares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment):	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	1.50%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	605
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 605

[1]	Other Expenses are estimated for the first year of operations.
[2]	Gabelli Funds, LLC (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) from exceeding 0.90% of the Fund’s average daily net assets per year (the “Expense Cap”). This arrangement is in effect until January 31, 2019 and may be terminated only by the Board of Trustees of the Company (the “Board”) before such time. The Fund will carry forward, for a period not to exceed three years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment.